Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
Employees' Profit Sharing and 401(k) Plan
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

UFP Industries, Inc. Employees’ Profit Sharing and 401(k) Plan

Schedule H, Line 4i – Schedule of Assets (Held at End of Year)

EIN #38-1465835 Plan #001

December 31, 2025

(a)	(b)	(c)	(e)
		Description of Investment Including Maturity Date,
	Identity of Issuer, Borrower, Lessor, or Similar Party	Rate of Interest, Collateral, Par, or Maturity Value	Current Value

	Common stock:
*	UFP Industries, Inc.	UFP Industries, Inc. Common Stock	$108,690,938

	Collective investment trust funds:
*	Principal Global Investors Trust Company	Principal Stable Value Fund	55,299,440
	Great Gray Trust Company, LLC	Large Cap Growth Fund II	88,369,269
		T. Rowe Price Retirement Date 2065 Trust Fund	10,267,287
		T. Rowe Price Retirement Date 2060 Trust Fund	16,413,580
		T. Rowe Price Retirement Date 2055 Trust Fund	14,850,095
		T. Rowe Price Retirement Date 2050 Trust Fund	63,450,170
		T. Rowe Price Retirement Date 2045 Trust Fund	18,319,992
		T. Rowe Price Retirement Date 2040 Trust Fund	64,633,069
		T. Rowe Price Retirement Date 2035 Trust Fund	19,204,906
		T. Rowe Price Retirement Date 2030 Trust Fund	59,906,058
		T. Rowe Price Retirement Date 2025 Trust Fund	6,845,892
		T. Rowe Price Retirement Date 2020 Trust Fund	23,712,847
		T. Rowe Price Retirement Date 2015 Trust Fund	306,796
		T. Rowe Price Retirement Date 2010 Trust Fund	4,716,099
			446,295,500

	Money market funds:
	Allspring	Government Money Market Fund	2,132,168

	Mutual funds:
	Fidelity	Midcap Index Fund	33,108,901
	Fidelity	Small Cap Index Fund	8,445,857
	Fidelity	Small Cap Growth K6 Fund	1,372,590
	Fidelity	International Stock Index Fund	11,239,413
	Fidelity	US Bond Index Fund	4,419,657
	Fidelity	500 Index Fund	63,379,408
	Invesco	International Small-Mid Company Fund	820,065
	Dodge & Cox	International Stock Fund	17,726,209
	Dodge & Cox	Income Fund	9,845,834
	PGIM	High Yield Fund	3,792,470
	Neuberger Berman	Genesis Fund	12,884,562
	American Mutual Fund	Growth and Income Fund	37,138,563
	Carillon Eagle	Midcap Growth Fund	5,403,880
			209,577,409
			766,696,015

*	Participant loans	Collateralized by vested account balances, payable in monthly installments with interest rates ranging from 4.2% to 11.5%	24,364,049
			$791,060,064
*	Indicates a party-in-interest to the Plan.

	Note: Column (d), cost, is not applicable, as all investments are participant-directed.